Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Schedule of Stock Option Activity [Table Text Block]

	2012		2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	90,474	$18.85	92,953	$18.83	97,473	$18.71
Granted	19,150	18.00	16,050	17.75	-	-
Exercised	(7,207)	14.47	(1,890)	14.37	(1,960)	14.18
Forfeited	(4,625)	17.89	(16,639)	18.20	(2,560)	18.15
Outstanding at end of year	97,792	$19.04	90,474	$18.85	92,953	$18.83

Options exercisable at year-end	68,361		67,685		78,402
Weighted-average fair value of
of options granted
during the year		$1.98		$1.91		$-
Intrinsic value of options
exercised during the year		$24,444		$7,070		$5,918
Intrinsic value of options
outstanding and exercisable at
December 31, 2012		$37,002

Schedule of Stock Option Information by Grant Date [Table Text Block]

		Outstanding		Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life (Years)	Shares
11/18/2003	15.13	6,182	0.59	6,182
11/15/2004	20.25	5,684	0.76	5,684
10/18/2005	24.00	6,566	1.26	6,566
10/17/2006	21.00	7,879	1.50	7,879
10/16/2007	20.05	10,777	2.41	10,777
10/21/2008	21.10	12,552	3.20	12,072
10/20/2009	17.22	17,252	4.18	15,250
9/20/2011	17.75	13,850	8.72	3,951
3/20/2012	18.00	17,050	9.22	-
		97,792		68,361

Schedule of Allocation of Plan Assets [Table Text Block]

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2012	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$ 199	$ -	$ 199	$ -
Corporate bonds and notes	3,017	-	3,017	-
Mutual funds
Value funds	1,379	1,379	-	-
Blend funds	1,220	1,220	-	-
Growth funds	1,932	1,932	-	-
Common stocks	3	3	-	-
Money market funds	590	590	-	-
	$ 8,340	$ 5,124	$ 3,216	$ -

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2011	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$ 1,066	$ -	$ 1,066	$ -
Corporate bonds and notes	2,530	-	2,530	-
Mutual funds
Value funds	697	697	-	-
Blend funds	1,305	1,305	-	-
Growth funds	2,063	2,063	-	-
Common stocks	3	3	-	-
Money market funds	456	456	-	-
	$ 8,120	$ 4,524	$ 3,596	$ -

Schedule of Net Funded Status [Table Text Block]

	Years ended December 31,
	2012	2011
Change in projected benefit obligation (PBO)
PBO at beginning of year	$10,438	$9,009
Service cost	222	192
Interest cost	451	479
Change in assumptions	681	1,247
Curtailment adjustment	(1,393)	-
Actuarial loss (gain)	49	(89)
Benefits paid	(426)	(400)
PBO at end of year	$10,022	$10,438

Change in plan assets
Fair value of plan assets at beginning of year	$8,625	$9,225
Actual return on plan assets, net of expenses	879	(200)
Benefits paid	(426)	(400)
Fair value of plan assets at end of year	$9,078	$8,625

Funded status, included in other liabilities	$(944)	$(1,813)

Amounts recognized in accumulated comprehensive loss
before income taxes consist of:
Unrecognized actual loss	$(3,362)	$(4,609)
Unrecognized prior service cost	-	(58)
Unrecognized net transition asset	1	3
	$(3,361)	$(4,664)

Accumulated benefit obligation	$10,022	$9,061

Components of Net Periodic Pension Cost [Table Text Block]

Pension expense included the following components for the years ended December 31 (in thousands):

	2012	2011	2010

Service cost during the year	$222	$192	$186
Interest cost on projected benefit obligation	451	479	473
Expected return on plan assets	(591)	(631)	(570)
Net accretion (amortization)	56	(2)	(2)
Recognized net actuarial loss	296	152	127
Net periodic benefit cost	434	190	214

Net loss (gain)	(952)	1,990	554
Amortization of net loss	(296)	(152)	(127)
Net (accretion) amortization	(56)	2	2
Total recognized in other comprehensive loss (income)	$(1,304)	$1,840	$429

Total recognized in net periodic benefit cost and other
comprehensive loss (income)	$(870)	$2,030	$643

Schedule of Assumptions Used [Table Text Block]

Assumptions used to determine benefit obligations were:

	2012	2011	2010
Discount rate	4.00%	4.40%	5.50%
Rate of compensation increase	N/A	3.00	4.00

Assumptions used to determine the net periodic benefit cost were:

	2012	2011	2010
Discount rate	4.40%	5.50%	6.00%
Expected long-term return on plan assets	7.00	7.00	7.00
Rate of compensation increase	3.00	3.00	4.00

Schedule of Expected Benefit Payments [Table Text Block]

	2013	2014	2015	2016	2017	2018-2022

Estimated future benefit payments	$431	$438	$432	$438	$457	$2,808